Financial Risk Management (Details) - Schedule of Financial Liabilities - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial Risk Management (Details) - Schedule of Financial Liabilities [Line Items]
Other financial liabilities (except liability for right-of-use asset)	S/ 897,249	S/ 887,434
Finance leases		873
Lease liability for right-of-use asset	50,039	74,279
Bonds	1,342,225	1,454,129
Trade accounts payables (except non-financial liabilities)	1,168,267	1,037,013
Accounts payables to related parties	72,936	80,781
Other accounts payables and other provisions (except non-financial liabilities)	801,613	810,630
Financial liabilities total	4,332,329	4,345,139
Carrying Amounts [Member]
Financial Risk Management (Details) - Schedule of Financial Liabilities [Line Items]
Other financial liabilities (except liability for right-of-use asset)	780,145	819,973
Finance leases		835
Lease liability for right-of-use asset	42,562	59,085
Bonds	822,925	869,913
Trade accounts payables (except non-financial liabilities)	1,168,267	1,037,013
Accounts payables to related parties	72,936	80,781
Other accounts payables and other provisions (except non-financial liabilities)	673,663	712,071
Financial liabilities total	3,560,498	3,579,671
Later than one year [member]
Financial Risk Management (Details) - Schedule of Financial Liabilities [Line Items]
Other financial liabilities (except liability for right-of-use asset)	568,284	599,310
Finance leases		873
Lease liability for right-of-use asset	17,754	19,075
Bonds	140,546	141,246
Trade accounts payables (except non-financial liabilities)	1,164,266	1,027,256
Accounts payables to related parties	44,372	53,488
Other accounts payables and other provisions (except non-financial liabilities)	195,279	186,326
Financial liabilities total	2,130,501	2,027,574
Later than one year and not later than two years [member]
Financial Risk Management (Details) - Schedule of Financial Liabilities [Line Items]
Other financial liabilities (except liability for right-of-use asset)	165,022	71,732
Finance leases
Lease liability for right-of-use asset	23,487	31,705
Bonds	177,121	185,114
Trade accounts payables (except non-financial liabilities)	4,001	9,757
Accounts payables to related parties	28,564	25,420
Other accounts payables and other provisions (except non-financial liabilities)	57,601	64,307
Financial liabilities total	455,796	388,035
Later Than Two Year And Note Later Than Five Years [Member]
Financial Risk Management (Details) - Schedule of Financial Liabilities [Line Items]
Other financial liabilities (except liability for right-of-use asset)	163,943	216,392
Finance leases
Lease liability for right-of-use asset	8,725	23,386
Bonds	345,473	419,969
Trade accounts payables (except non-financial liabilities)
Accounts payables to related parties		697
Other accounts payables and other provisions (except non-financial liabilities)	138,356	89,868
Financial liabilities total	656,497	750,312
Later than five years [member]
Financial Risk Management (Details) - Schedule of Financial Liabilities [Line Items]
Other financial liabilities (except liability for right-of-use asset)
Finance leases
Lease liability for right-of-use asset	73	113
Bonds	679,085	707,800
Trade accounts payables (except non-financial liabilities)
Accounts payables to related parties		1,176
Other accounts payables and other provisions (except non-financial liabilities)	410,377	470,129
Financial liabilities total	S/ 1,089,535	S/ 1,179,218